SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE (Details) € in Thousands, $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Jul. 01, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Guarantor and Issuer, Guaranteed Security [Line Items]
Cash and cash equivalents		$ 1,398			$ 4,171	$ 4,341	$ 1,708
Total current assets		5,071			5,091
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Cash and cash equivalents | €	[1]		€ 25
Security Matters Limited [Member] | Credit risk [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Cash and cash equivalents		1,398			4,171
Other receivables		158			920
Total current assets		$ 1,556			$ 5,091

[1]	Less than 1 thousand